Financial Liabilities and Derivatives	6 Months Ended
Jun. 30, 2022
Financial Liabilities and Derivatives [Abstract]
Financial Liabilities and Derivatives
18.	Financial liabilities and derivatives
On March 26, 2022, the Company entered into a note financing agreement (the “Loan”) with Kreos Capital VI (UK) Limited (“Kreos”).
The debt facility is structured to provide the EUR equivalent of up to USD 75.0 million in borrowing capacity under a master loan line. The master loan line is comprised of two loan facilities, of which the EUR equivalent of USD 18.75 million is a convertible loan line, (the “Convertible Loan”) and the EUR equivalent of USD 56.25 million is a term loan line (the “Term Loan”), each of which may be drawn down in three tranches as follows:

Loan A1:	Convertible Loan – EUR equivalent of USD 7.5 million Term Loan – EUR equivalent of USD 22.5 million

Loan A2:	Convertible Loan – EUR equivalent of USD 5.0 million Term Loan – EUR equivalent of USD 15.0 million

Loan B:	Convertible Loan – EUR equivalent of USD 6.25 million Term Loan – EUR equivalent of USD 18.75 million
The tranches of the Convertible Loan and the Term Loan under Loan A1 and Loan A2 are available for drawdown until September 30, 2022.
The Company is obligated to draw down the first portion of Loan A1 and Loan A2 in an amount of at least the EUR equivalent of USD 10.0 million by September 30, 2022, with the EUR equivalent of USD 2.5 million comprising the Convertible Loan portion (the “Minimum Convertible Note”).
The tranches of the Convertible Loan and the Term Loan under Loan B will be available for drawdown until December 31, 2022, subject to certain conditions.
The availability of any funds under a drawdown of Loan A1, Loan A2 or Loan B is conditional upon the Group having a debt-to-market
capitalization ratio (where debt includes the amount of the proposed drawdown) equal to or less than 25% at the time of each drawdown, among other conditions.
The availability of any funds under a drawdown of Loan B is conditional upon the Group (i) raising USD 80 million in new equity and/or subordinated convertible debt, or other non-dilutive
funds, and (ii) releasing interim data for the Phase 2 STARS Nutrition study that supports continuation of such study, among other conditions.
The Convertible Loan and the Term Loan have an interest-only repayment period until March 31, 2023, which can be extended in two extensions to June 30, 2024, at the latest, if certain conditions are met. Payments will then be comprised of both interest and principal until both loans are paid off, with an end date ranging from March 31, 2025 to June 30, 2026, if the interest-only period has been extended to June 30, 2024.
In connection with both the Convertible Loan and the Term Loan, the Company and each of its subsidiaries have entered into pledge agreements in respect of the Group’s worldwide intellectual property in favor of Kreos as pledgee (excluding intellectual property in respect of Apraglutide granted, issued, or pending in Japan).
VectivBio Holding AG, VectivBio AG and VectivBio Comet AG additionally entered into pledge agreements pledging (i) all of the share capital of VectivBio AG and VectivBio Comet AG, and (ii) all of the Swiss bank accounts of VectivBio Holding AG, VectivBio AG and VectivBio Comet AG, in each case, in favor of Kreos.
VectivBio Holding AG, VectivBio AG and VectivBio Comet AG additionally entered into an agreement guaranteeing Kreos’s claims under both the Convertible Loan and the Term Loan. VectivBio AG also assigned to Kreos certain rights under licensing agreements for security purposes. Under the abovementioned security agreements, Kreos will have recourse to the relevant collateral in the event the Company defaults under the Convertible Loan and the Term Loan.
The Convertible Loan and the Term Loan contain customary affirmative and negative covenants. The affirmative covenants include, among others, administrative and reporting requirements subject to certain exceptions and materiality thresholds. The negative covenants include, among others, limitations on the Company’s ability to, subject to certain exceptions, incur additional debt.
The Company may prepay all, but not part, of the Term Loan and the Convertible Loan amounts at any time, by notifying the lender at least fifteen days in advance of the first business day of each month; provided, however, that Kreos may at its option convert amounts outstanding under the Convertible Loan into ordinary shares after receipt of any such prepayment notification.
In connection with this agreement, the Company has paid an amount of USD 750 thousand for transactions fees. Since the Company does not expect to utilize the facility with exception to the amount of compulsory drawdown, the amount of transaction fees has been apportioned between the amount expected to be utilized, and the amount not expected to be utilized. The portion related to the compulsory drawdown is deferred until such drawdown, when it will be recognized as an expense, since the respective amount of loan will be measured at fair value through profit and loss. The remaining portion represents a payment for liquidity services, and thus, is initially capitalized and subsequently expensed over the facility period on a straight-line basis. In the six-months
ended June 30, 2022, an expense of USD 223 thousand has been recorded in the unaudited interim condensed consolidated statement of operations in the line-item of Financial expenses. In the six-months
ended June 30, 2022, the portion related to the compulsory drawdown in the amount of USD 100 thousand has been presented within cash flows provided by financing activities in the unaudited interim condensed consolidated statement of cash flows, with the remaining portion in the amount of USD 650 thousand presented within cash flows used in operating activities.
Convertible Loan
As of June 30, 2022, no amount has been drawn down in connection with the Convertible Loan, therefore no amount has been recorded in the unaudited interim condensed consolidated financial statements. Borrowing under the Convertible Loan bear interest at an implied fixed rate of 7.45% per annum.
The Minimum Convertible Note will be convertible upon draw down into 356,961 ordinary shares at a price per ordinary share of USD 7.0036. The remaining Convertible Loan amount is convertible upon subsequent drawdowns, if any, into a number of ordinary shares to be determined based on a price per ordinary share that is at a 130% premium to the volume weighted average price of shares traded during the
30-day
period ending three days prior to the date of each drawdown after drawdown of the Minimum Convertible Note.
Based on the term and conditions of the Convertible Loan, the Group has concluded that the Convertible Loan includes a financial liability and a written embedded conversion option from the perspective of the issuer, since it is denominated in a currency other than the functional currency of the Company, thus failing the requirement of exchanging a fixed amount of cash or another financial asset for a fixed number of equity instruments to qualify as an equity instrument.
The embedded written option has not been determined to be a closely related embedded derivative and therefore susceptible to be separated and measured at fair value through profit or loss.
In addition, the Convertible Loan contains additional embedded derivatives related with extension clauses and early repayment clauses:

•
Extension clauses: a first extension option to December 31, 2025 subject to: (i) raising USD 80 million in new equity and/or subordinated convertible debt from existing or new investors, and/or licensing milestone payments or other payments made under a licensing agreement; and (ii) release of interim data for the Phase 2 STARS Nutrition study which supports continuation of such study; a second extension option to June 30, 2026 subject to announcement of positive Phase 3 results for the
SBS-IF
study by December 31, 2025.

•
Early repayment clauses: the Convertible Loan has several early repayment options which vary depending on the period when the loan is repaid (ranging from within 12 months up to after 37 months since drawdown) and have different conditions based on such periods or early repayment (ranging from principal outstanding, plus future interest to final repayment date discounted at 4% per annum to 101% of principal outstanding, in any case plus costs and additional payments of 3% of the amount drawn down not payable on amounts converted).

Pursuant to all terms and conditions described above, the instrument meets the definition of a hybrid instrument under IFRS 9. However, the Group has elected the fair value option, whereby the Convertible Loan, including all the embedded derivatives, will be accounted for as one instrument (not separating the loan from the derivatives) at fair value with changes in fair value for each reporting period recorded in profit or loss.
Term Loan
As of June 30, 2022, no amount has been drawn down in connection with the Term Loan, therefore no amount has been recorded in these unaudited interim condensed consolidated financial statements. Borrowings under the Term Loan bear interest at an implied fixed rate of 8.95% per annum.
The Term Loan contains the same clauses described above for the Convertible Loan related to extension of the term of the loan and early repayment of the loan. Such clauses have been considered derivatives embedded in the Term Loan. Therefore, the instrument meets the definition of a hybrid instrument under IFRS 9. However, the Group has elected the fair value option also for the Term Loan.
As a consequence, the Term Loan, including the embedded derivatives, will be accounted for as one instrument (not separating the loan from the derivatives) at fair value with changes in fair value for each reporting period recorded in profit or loss.
Warrants
On March 26, 2022, in connection with the agreement with Kreos described above, the Company also granted warrants to Kreos to purchase 324,190 ordinary shares of the Company issuable upon the exercise of the warrant at an exercise price of USD 5.5243 per share, recognizing the fair value amounting USD 1,120 thousand in the line-item of Other current assets and Warrant liability, respectively.
As with the transaction fee, since the Company does not expect to utilize the facility with exception to the amount of compulsory drawdown, the initial fair value of the warrants has been apportioned between the amount expected to be utilized, and the amount not expected to be utilized. The portion related to the compulsory drawdown is deferred until such drawdown. The remaining portion represents a payment for liquidity services, and thus, is expensed over the facility period on a straight-line basis. In the six-months
ended June 30, 2022, an expense of USD 333 thousand has been recorded in the unaudited interim condensed consolidated statement of operations in the line-item of Financial expenses.
The Company will grant to Kreos additional warrants to purchase ordinary shares with an aggregate value of up to a maximum of USD 1.0 million, with an exercise price per share equal to the volume weighted average price per share for the
30-day
period ending three days prior to the date of the first drawdown of Loan B.
The warrants are exercisable for a period of seven years from the date of issuance.
As described in Note 4, the warrants have been considered as standalone derivatives and measured at fair value with changes through profit and loss. The fair value of the warrants as of June 30, 2022, amounts to USD 1,124 thousand and the changes in fair value recorded in the six-months
ended June 30, 2022, amount to USD 4 thousand loss (Note 11).
The following assumptions were used to calculate the fair value of the warrants:

Assumptions	June 30, 2022
Expected volatility	64.8%
Expected term (in years)	6.7
Risk-free interest rate	2.3%
Dividiend yield	0.0%